Goodwill (Tables)	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
A summary of goodwill follows:

	June 30, 2013	December 31, 2012
Electrical Products	$5,787	$5,874
Electrical Systems and Services	5,486	5,531
Hydraulics	1,383	1,404
Aerospace	1,038	1,045
Vehicle	355	357
Total goodwill	$14,049	$14,211